Loans - Related Party Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related party loans [Roll Forward]
Balance, beginning of year	$ 20,072	$ 20,233
Advances	418	4,568
Less: repayments	(856)	(4,729)
Less: reduction due to death of a director	(5,662)	0
Balance, end of year	$ 13,972	$ 20,072